UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

EA Series Trust
(Exact name of registrant as specified in charter)

19 E. Eagle Road
Havertown, PA 19083
(Address of principal executive offices) (Zip code)

19 E. Eagle Road
Havertown, PA 19083
(Name and address of agent for service)

(215) 330-4476
Registrant’s telephone number, including area code

Date of fiscal year end: May 31, 2025

Date of reporting period: November 30, 2024

Item 1. Report to Stockholders.

Astoria US Equal Weight Quality Kings ETF Ticker: ROE Listed on: The Nasdaq Stock Market LLC	November 30, 2024 Semi-Annual Shareholder Report https://astoriaadvisorsetfs.com/roe/

This semi-annual shareholder report contains important information about the Astoria US Equal Weight Quality Kings ETF (the “Fund”) for the period of June 1, 2024 to November 30, 2024 (the “Period). You can find additional information about the Fund at https://astoriaadvisorsetfs.com/roe/. You can also request this information by contacting us at (215) 330-4476.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$26	0.49%

KEY FUND STATISTICS (as of Period End)
Net Assets	$153,764,951	Portfolio Turnover Rate*	37%
# of Portfolio Holdings	101	Advisory Fees Paid	$319,835
*Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Information Technology	31.6%
Financials	14.0%
Health Care	11.0%
Consumer Discretionary	11.0%
Communication Services	9.0%
Industrials	8.0%
Consumer Staples	6.0%
Energy	3.0%
Real Estate	2.0%
Utilities	2.0%
Materials	2.0%
Cash & Cash Equivalents	0.3%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://astoriaadvisorsetfs.com/roe/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Semi-Annual Shareholder Report: November 30, 2024

Astoria US Quality Growth Kings ETF Ticker: GQQQ Listed on: The Nasdaq Stock Market LLC	November 30, 2024 Semi-Annual Shareholder Report https://astoriaadvisorsetfs.com/gqqq/

This semi-annual shareholder report contains important information about the Astoria US Quality Growth Kings ETF (the “Fund”) for the period of September 30, 2024 to November 30, 2024 (the “Period). You can find additional information about the Fund at https://astoriaadvisorsetfs.com/gqqq/. You can also request this information by contacting us at (215) 330-4476.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$6	0.35%

KEY FUND STATISTICS (as of Period End)
Net Assets	$23,291,443	Portfolio Turnover Rate*	41%
# of Portfolio Holdings	101	Advisory Fees Paid	$8,846
*Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Information Technology	44.5%
Communication Services	14.2%
Consumer Discretionary	13.6%
Health Care	6.9%
Consumer Staples	5.7%
Industrials	5.7%
Financials	4.0%
Utilities	1.6%
Materials	1.6%
Energy	1.3%
Real Estate	0.7%
Cash & Cash Equivalents	0.5%

TOP 10 HOLDINGS (as a % of Net Assets)
NVIDIA Corp.	6.5%
Apple, Inc.	5.6%
Microsoft Corp.	5.5%
Oracle Corp.	5.2%
Alphabet, Inc. - Class A	4.6%
Amazon.com, Inc.	4.5%
Meta Platforms, Inc. - Class A	4.5%
Broadcom, Inc.	4.4%
Eli Lilly & Co.	2.5%
Tesla, Inc.	2.5%

Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit astoriaadvisorsetfs.com/gqqq/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Semi-Annual Shareholder Report: November 30, 2024

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)

The accompanying notes are an integral part of these financial statements.

ASTORIA US EQUAL WEIGHT QUALITY KINGS ETF
SCHEDULE OF INVESTMENTS
November 30, 2024 (Unaudited)

COMMON STOCKS - 97.6%	Shares	Value
Advertising - 1.0%
Omnicom Group, Inc.	14,606	$1,531,001

Aerospace & Defense - 1.0%
Lockheed Martin Corp.	2,917	1,544,289

Apparel Retail - 2.0%
Ross Stores, Inc.	9,878	1,529,806
TJX Cos., Inc.	12,189	1,532,035
		3,061,841

Application Software - 2.0%
Adobe, Inc. (a)	2,932	1,512,707
AppLovin Corp. - Class A (a)	4,585	1,543,999
		3,056,706

Asset Management & Custody Banks - 2.0%
Ameriprise Financial, Inc.	2,685	1,541,109
T Rowe Price Group, Inc.	12,346	1,528,929
		3,070,038

Automobile Manufacturers - 1.0%
Tesla, Inc. (a)	4,418	1,524,917

Biotechnology - 1.0%
AbbVie, Inc.	8,569	1,567,527

Broadline Retail - 1.0%
Amazon.com, Inc. (a)	7,383	1,534,852

Building Products - 1.0%
Carlisle Cos., Inc.	3,329	1,520,354

Cable & Satellite - 2.0%
Charter Communications, Inc. - Class A (a)	3,880	1,540,224
Comcast Corp. - Class A	35,699	1,541,840
		3,082,064

Communications Equipment - 2.9%
Arista Networks, Inc. (a)	3,706	1,503,969
Cisco Systems, Inc.	25,829	1,529,335
Motorola Solutions, Inc.	3,080	1,539,076
		4,572,380

The accompanying notes are an integral part of these financial statements.

ASTORIA US EQUAL WEIGHT QUALITY KINGS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2024 (Unaudited)

COMMON STOCKS - 97.6% (CONTINUED)	Shares	Value
Construction & Engineering - 1.0%
EMCOR Group, Inc.	2,970	$1,515,056

Construction Machinery & Heavy Transportation Equipment - 1.0%
Caterpillar, Inc.	3,769	1,530,629

Consumer Finance - 1.0%
Synchrony Financial	22,966	1,550,664

Consumer Staples Merchandise Retail - 3.0%
Costco Wholesale Corp.	1,583	1,538,486
Target Corp.	11,936	1,579,252
Walmart, Inc.	16,819	1,555,758
		4,673,496

Diversified Banks - 1.0%
JPMorgan Chase & Co.	6,122	1,528,786

Diversified Financial Services - 1.0%
Apollo Global Management, Inc.	8,783	1,537,288

Electric Utilities - 1.0%
NRG Energy, Inc.	15,469	1,571,805

Electronic Components - 1.0%
Amphenol Corp. - Class A	20,811	1,511,919

Electronic Manufacturing Services - 2.0%
Jabil, Inc.	11,437	1,553,488
TE Connectivity PLC	10,093	1,525,254
		3,078,742

Health Care Distributors - 2.0%
Cencora, Inc.	6,209	1,561,874
McKesson Corp.	2,467	1,550,509
		3,112,383

Health Care Equipment - 2.0%
GE HealthCare Technologies, Inc.	18,431	1,533,828
ResMed, Inc.	6,136	1,527,987
		3,061,815

The accompanying notes are an integral part of these financial statements.

ASTORIA US EQUAL WEIGHT QUALITY KINGS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2024 (Unaudited)

COMMON STOCKS - 97.6% (CONTINUED)	Shares	Value
Health Care Facilities - 1.0%
Tenet Healthcare Corp. (a)	10,617	$1,514,834

Home Improvement Retail - 2.0%
Home Depot, Inc.	3,575	1,534,140
Lowe's Cos., Inc.	5,617	1,530,239
		3,064,379

Homebuilding - 2.0%
DR Horton, Inc.	9,027	1,523,577
PulteGroup, Inc.	11,257	1,522,734
		3,046,311

Homefurnishing Retail - 1.0%
Williams-Sonoma, Inc.	8,755	1,506,035

Household Products - 1.0%
Procter & Gamble Co.	8,567	1,535,720

Independent Power Producers & Energy Traders - 1.0%
Vistra Corp.	9,439	1,508,730

Industrial Machinery & Supplies & Components - 2.0%
Dover Corp.	7,456	1,535,190
Illinois Tool Works, Inc.	5,565	1,544,399
		3,079,589

Integrated Oil & Gas - 1.0%
Exxon Mobil Corp.	12,811	1,511,186

Integrated Telecommunication Services - 1.0%
Verizon Communications, Inc.	34,502	1,529,819

Interactive Media & Services - 2.0%
Alphabet, Inc. - Class A	9,059	1,530,518
Meta Platforms, Inc. - Class A	2,655	1,524,820
		3,055,338

IT Consulting & Other Services - 3.0%
Accenture PLC - Class A	4,218	1,528,477
Cognizant Technology Solutions Corp. - Class A	19,037	1,532,288
International Business Machines Corp.	6,732	1,530,924
		4,591,689

The accompanying notes are an integral part of these financial statements.

ASTORIA US EQUAL WEIGHT QUALITY KINGS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2024 (Unaudited)

COMMON STOCKS - 97.6% (CONTINUED)	Shares	Value
Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	11,492	$1,585,551

Managed Health Care - 1.0%
UnitedHealth Group, Inc.	2,539	1,549,298

Movies & Entertainment - 2.0%
Live Nation Entertainment, Inc. (a)	10,944	1,513,008
Netflix, Inc. (a)	1,731	1,535,068
		3,048,076

Multi-Sector Holdings - 1.0%
Berkshire Hathaway, Inc. - Class B (a)	3,217	1,553,875

Oil & Gas Exploration & Production - 2.0%
Devon Energy Corp.	40,433	1,534,433
EOG Resources, Inc.	11,559	1,540,352
		3,074,785

Pharmaceuticals - 3.0%
Eli Lilly & Co.	1,933	1,537,412
Johnson & Johnson	9,879	1,531,344
Merck & Co., Inc.	15,246	1,549,603
		4,618,359

Property & Casualty Insurance - 5.0%
Allstate Corp.	7,399	1,534,479
Hartford Financial Services Group, Inc.	12,558	1,548,527
Progressive Corp.	5,745	1,544,715
Travelers Cos., Inc.	5,834	1,552,077
W R Berkley Corp.	24,114	1,556,559
		7,736,357

Reinsurance - 1.0%
Everest Group Ltd.	3,934	1,524,661

Restaurants - 2.0%
Domino's Pizza, Inc.	3,265	1,554,761
Yum! Brands, Inc.	11,061	1,536,815
		3,091,576

Semiconductor Materials & Equipment - 4.0%
Applied Materials, Inc.	8,777	1,533,430
The accompanying notes are an integral part of these financial statements.

ASTORIA US EQUAL WEIGHT QUALITY KINGS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2024 (Unaudited)

COMMON STOCKS - 97.6% (CONTINUED)	Shares	Value
Semiconductor Materials & Equipment - 4.0% (Continued)
KLA Corp.	2,396	$1,550,284
Lam Research Corp.	20,762	1,533,896
Teradyne, Inc.	13,793	1,517,230
		6,134,840

Semiconductors - 9.9%
Broadcom, Inc.	9,210	1,492,757
First Solar, Inc. (a)	7,965	1,587,185
Microchip Technology, Inc.	22,051	1,503,217
Monolithic Power Systems, Inc.	2,623	1,488,920
NVIDIA Corp.	11,129	1,538,584
NXP Semiconductors NV	6,513	1,493,887
ON Semiconductor Corp. (a)	21,238	1,510,447
Qualcomm, Inc.	9,539	1,512,218
Skyworks Solutions, Inc.	17,621	1,543,423
Texas Instruments, Inc.	7,546	1,516,972
		15,187,610

Specialty Chemicals - 2.0%
Celanese Corp.	20,739	1,518,302
RPM International, Inc.	11,024	1,529,911
		3,048,213

Systems Software - 3.9%
Gen Digital, Inc.	49,702	1,533,307
Microsoft Corp.	3,577	1,514,716
Oracle Corp.	7,989	1,476,687
Palo Alto Networks, Inc. (a)	3,884	1,506,293
		6,031,003

Technology Distributors - 1.0%
CDW Corp.	8,516	1,498,220

Technology Hardware, Storage & Peripherals - 1.9%
Apple, Inc.	6,489	1,540,034
NetApp, Inc.	11,797	1,446,784
		2,986,818

Tobacco - 2.0%
Altria Group, Inc.	26,602	1,536,000
Philip Morris International, Inc.	11,553	1,537,242
		3,073,242

The accompanying notes are an integral part of these financial statements.

ASTORIA US EQUAL WEIGHT QUALITY KINGS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2024 (Unaudited)

COMMON STOCKS - 97.6% (CONTINUED)	Shares	Value
Trading Companies & Distributors - 2.0%
United Rentals, Inc.	1,775	$1,537,150
WW Grainger, Inc.	1,257	1,515,112
		3,052,262

Transaction & Payment Processing Services - 2.0%
Mastercard, Inc. - Class A	2,896	1,543,394
Visa, Inc. - Class A	4,874	1,535,700
		3,079,094

Wireless Telecommunication Services - 1.0%
T-Mobile US, Inc.	6,262	1,546,338
TOTAL COMMON STOCKS (Cost $137,110,038)		150,102,360

REAL ESTATE INVESTMENT TRUSTS - 2.0%
Simon Property Group, Inc.	8,456	1,552,522
VICI Properties, Inc.	46,974	1,531,822
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,593,511)		3,084,344

SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
First American Government Obligations Fund - Class X, 4.56% (b)	475,886	475,886
TOTAL SHORT-TERM INVESTMENTS (Cost $475,886)		475,886

TOTAL INVESTMENTS - 99.9% (Cost $140,179,435)		$153,662,590
Other Assets in Excess of Liabilities - 0.1%		102,361
TOTAL NET ASSETS - 100.0%		$153,764,951

Percentages are stated as a percent of net assets.

NV - Naamloze Vennootschap
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of November 30, 2024.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.

ASTORIA US QUALITY GROWTH KINGS ETF
SCHEDULE OF INVESTMENTS
November 30, 2024 (Unaudited)

COMMON STOCKS - 99.3%	Shares	Value
Advertising - 0.2%
Omnicom Group, Inc.	465	$48,741

Apparel Retail - 0.2%
Abercrombie & Fitch Co. - Class A (a)	313	46,853

Application Software - 5.2%
Adobe, Inc. (a)	702	362,182
AppLovin Corp. - Class A (a)	294	99,005
Autodesk, Inc. (a)	204	59,548
Cadence Design Systems, Inc. (a)	280	85,907
Intuit, Inc.	436	279,794
Palantir Technologies, Inc. - Class A (a)	2,666	178,835
Synopsys, Inc. (a)	147	82,098
Workday, Inc. - Class A (a)	216	53,998
		1,201,367

Automobile Manufacturers - 2.5%
Tesla, Inc. (a)	1,689	582,975

Biotechnology - 1.1%
Amgen, Inc.	575	162,650
Halozyme Therapeutics, Inc. (a)	1,014	48,875
United Therapeutics Corp. (a)	121	44,829
		256,354

Broadline Retail - 5.3%
Amazon.com, Inc. (a)	5,095	1,059,200
eBay, Inc.	2,883	182,465
		1,241,665

Building Products - 1.0%
Allegion PLC	323	45,491
Carlisle Cos., Inc.	102	46,583
Trane Technologies PLC	360	149,840
		241,914

Cable & Satellite - 1.0%
Charter Communications, Inc. - Class A (a)	139	55,178
Comcast Corp. - Class A	4,184	180,707
		235,885

The accompanying notes are an integral part of these financial statements.

ASTORIA US QUALITY GROWTH KINGS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2024 (Unaudited)

COMMON STOCKS - 99.3% (CONTINUED)	Shares	Value
Communications Equipment - 2.6%
Arista Networks, Inc. (a)	363	$147,313
Cisco Systems, Inc.	6,488	384,154
Motorola Solutions, Inc.	163	81,451
		612,918

Construction & Engineering - 0.4%
Comfort Systems USA, Inc.	96	47,354
EMCOR Group, Inc.	90	45,911
		93,265

Construction Machinery & Heavy Transportation Equipment - 1.1%
Caterpillar, Inc.	635	257,880

Construction Materials - 0.9%
Eagle Materials, Inc.	648	200,180

Consumer Electronics - 1.3%
Garmin Ltd.	1,425	302,955

Consumer Staples Merchandise Retail - 2.3%
Costco Wholesale Corp.	464	450,953
Target Corp.	679	89,838
		540,791

Diversified Banks - 0.6%
NU Holdings Ltd. - Class A (a)	10,738	134,547

Diversified Financial Services - 1.2%
Apollo Global Management, Inc.	1,636	286,349

Diversified Support Services - 0.6%
Cintas Corp.	638	144,054

Electric Utilities - 1.1%
Constellation Energy Corp.	452	115,965
NRG Energy, Inc.	478	48,570
Southern Co.	1,026	91,447
		255,982

Electrical Components & Equipment - 0.3%
Vertiv Holdings Co. - Class A	521	66,480

The accompanying notes are an integral part of these financial statements.

ASTORIA US QUALITY GROWTH KINGS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2024 (Unaudited)

COMMON STOCKS - 99.3% (CONTINUED)	Shares	Value
Electronic Components - 0.4%
Amphenol Corp. - Class A	1,239	$90,013

Electronic Manufacturing Services - 0.2%
TE Connectivity PLC	360	54,403

Forest Products - 0.7%
Louisiana-Pacific Corp.	1,401	165,598

Health Care Distributors - 0.2%
Cencora, Inc.	209	52,574

Health Care Equipment - 1.1%
Intuitive Surgical, Inc. (a)	378	204,876
ResMed, Inc.	190	47,314
		252,190

Health Care Facilities - 0.4%
Tenet Healthcare Corp. (a)	294	41,948
Universal Health Services, Inc. - Class B	224	45,920
		87,868

Health Care Services - 0.2%
DaVita, Inc. (a)	288	47,857

Health Care Supplies - 0.2%
Lantheus Holdings, Inc. (a)	571	50,973

Homebuilding - 1.6%
NVR, Inc. (a)	18	166,241
PulteGroup, Inc.	1,170	158,266
Toll Brothers, Inc.	296	48,890
		373,397

Hotels, Resorts & Cruise Lines - 2.1%
Booking Holdings, Inc.	96	499,390

Household Products - 0.6%
Colgate-Palmolive Co.	949	91,702
Kimberly-Clark Corp.	383	53,371
		145,073

The accompanying notes are an integral part of these financial statements.

ASTORIA US QUALITY GROWTH KINGS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2024 (Unaudited)

COMMON STOCKS - 99.3% (CONTINUED)	Shares	Value
Human Resource & Employment Services - 0.9%
Automatic Data Processing, Inc.	649	$199,198

Independent Power Producers & Energy Traders - 0.5%
AES Corp.	3,314	43,215
Vistra Corp.	473	75,604
		118,819

Industrial Conglomerates - 1.0%
Honeywell International, Inc.	1,000	232,930

Interactive Media & Services - 9.2%
Alphabet, Inc. - Class A	6,393	1,080,098
Meta Platforms, Inc. - Class A	1,839	1,056,174
		2,136,272

IT Consulting & Other Services - 2.9%
Accenture PLC - Class A	974	352,948
International Business Machines Corp.	1,334	303,365
		656,313

Movies & Entertainment - 2.4%
Live Nation Entertainment, Inc. (a)	334	46,176
Netflix, Inc. (a)	477	423,008
Spotify Technology SA (a)	202	96,346
		565,530

Oil & Gas Exploration & Production - 1.3%
APA Corp.	2,074	46,976
ConocoPhillips	1,320	143,009
EOG Resources, Inc.	786	104,742
		294,727

Pharmaceuticals - 3.7%
Eli Lilly & Co.	737	586,173
Merck & Co., Inc.	2,746	279,103
		865,276

Property & Casualty Insurance - 2.2%
Erie Indemnity Co. - Class A	125	55,070
Progressive Corp.	1,676	450,643
		505,713

The accompanying notes are an integral part of these financial statements.

ASTORIA US QUALITY GROWTH KINGS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2024 (Unaudited)

COMMON STOCKS - 99.3% (CONTINUED)	Shares	Value
Real Estate Services - 0.2%
Jones Lang LaSalle, Inc. (a)	180	$50,508

Restaurants - 0.4%
Texas Roadhouse, Inc.	228	46,802
Wingstop, Inc.	130	42,740
		89,542

Semiconductor Materials & Equipment - 1.8%
Applied Materials, Inc.	1,047	182,921
KLA Corp.	133	86,055
Lam Research Corp.	1,387	102,472
Teradyne, Inc.	450	49,500
		420,948

Semiconductors - 14.2%
Broadcom, Inc.	6,313	1,023,211
First Solar, Inc. (a)	233	46,430
Monolithic Power Systems, Inc.	82	46,546
NVIDIA Corp.	10,983	1,518,400
NXP Semiconductors NV	252	57,801
ON Semiconductor Corp. (a)	730	51,918
Qualcomm, Inc.	1,699	269,342
Texas Instruments, Inc.	1,361	273,602
		3,287,250

Soft Drinks & Non-alcoholic Beverages - 1.3%
Celsius Holdings, Inc. (a)	1,678	47,739
PepsiCo, Inc.	1,597	261,030
		308,769

Specialized Consumer Services - 0.2%
H&R Block, Inc.	822	48,728

Systems Software - 11.4%
Microsoft Corp.	3,049	1,291,130
Oracle Corp.	6,570	1,214,399
Palo Alto Networks, Inc. (a)	392	152,025
		2,657,554

The accompanying notes are an integral part of these financial statements.

ASTORIA US QUALITY GROWTH KINGS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2024 (Unaudited)

COMMON STOCKS - 99.3% (CONTINUED)	Shares	Value
Technology Hardware, Storage & Peripherals - 5.8%
Apple, Inc.	5,493	$1,303,653
NetApp, Inc.	373	45,745
		1,349,398

Tobacco - 1.5%
Altria Group, Inc.	1,957	112,997
Philip Morris International, Inc.	1,817	241,770
		354,767

Trading Companies & Distributors - 0.4%
United Rentals, Inc.	104	90,064

Wireless Telecommunication Services - 1.4%
T-Mobile US, Inc.	1,316	324,973
TOTAL COMMON STOCKS (Cost $22,471,528)		23,127,770

REAL ESTATE INVESTMENT TRUSTS - 0.5%
Simon Property Group, Inc.	611	112,180
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $104,444)		112,180

SHORT-TERM INVESTMENTS - 0.5%
Money Market Funds - 0.5%
First American Government Obligations Fund - Class X, 4.56% (b)	116,318	116,318
TOTAL SHORT-TERM INVESTMENTS (Cost $116,318)		116,318

TOTAL INVESTMENTS - 100.3% (Cost $22,692,290)		$23,356,268
Liabilities in Excess of Other Assets - (0.3)%		(64,825)
TOTAL NET ASSETS - 100.0%		$23,291,443

Percentages are stated as a percent of net assets.

NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of November 30, 2024.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(b) Not applicable
The accompanying notes are an integral part of these financial statements.

ASTORIA ETFs
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment
Companies.

STATEMENTS OF ASSETS AND LIABILITIES
November 30, 2024 (Unaudited)

	Astoria US Equal Weight Quality Kings ETF	Astoria US Quality Growth Kings ETF
Assets:
Investments in securities, at value (See Note 2)	$153,662,590	$23,356,268
Dividends and interest receivable	162,059	12,253
Total assets	153,824,649	23,368,521

Liabilities:
Accrued investment advisory fees (See Note 3)	59,698	5,631
Payable for investment securities purchased	—	71,447
Total liabilities	59,698	77,078
Net Assets	$153,764,951	$23,291,443

Net Assets Consist of:
Paid-in capital	$130,414,102	$22,786,387
Total distributable earnings (accumulated deficit)	23,350,849	505,056
Net Assets:	$153,764,951	$23,291,443

Calculation of Net Asset Value Per Share:
Net Assets	$153,764,951	$23,291,443
Shares Outstanding (unlimited shares of beneficial interest authorized, no par value)	4,770,000	900,000
Net Asset Value per Share	$32.24	$25.88

Cost of Investments in Securities	$140,179,435	$22,692,290

The accompanying notes are an integral part of these financial statements.

1

ASTORIA ETFs

STATEMENTS OF OPERATIONS
For the Period Ended November 30, 2024 (Unaudited)

	Astoria US Equal Weight Quality Kings ETF	Astoria US Quality Growth Kings ETF(1)
Investment Income:
Dividend income	$1,111,911	$23,469
Interest income	10,842	564
Total investment income	1,122,753	24,033

Expenses:
Investment advisory fees (See Note 3)	319,835	8,846
Net expenses	319,835	8,846

Net Investment Income (Loss)	802,918	15,187

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on:
Investments	11,412,726	(174,109)
	11,412,726	(174,109)
Net change in unrealized appreciation (depreciation) on:
Investments	3,997,724	663,978
	3,997,724	663,978
Net realized and unrealized gain (loss) on investments:	15,410,450	489,869
Net Increase (Decrease) in Net Assets Resulting from Operations	$16,213,368	$505,056

(1) The Fund commenced operations on September 30, 2024.

The accompanying notes are an integral part of these financial statements.

2

ASTORIA ETFs
STATEMENTS OF CHANGES IN NET ASSETS

	Astoria US Equal Weight Quality Kings ETF		Astoria US Equal Weight Quality Kings ETF(2)
	For the Period Ended November, 2024 (Unaudited)	For the Period Ended May 31, 2024(1)	For the Period Ended November, 2024 (Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$802,918	$909,826	$15,187
Net realized gain (loss) on investments	11,412,726	1,464,016	(174,109)
Net change in unrealized appreciation (depreciation) on investments	3,997,724	9,485,431	663,978
Net increase (decrease) in net assets resulting from operations	16,213,368	11,859,273	505,056

Distributions to Shareholders:
Distributable earnings	(727,218)	(738,974)	—
Total distributions to shareholders	(727,218)	(738,974)	—

Capital Share Transactions:
Proceeds from shares sold	105,489,648	86,818,923	22,786,387
Payments for shares redeemed	(53,288,625)	(11,861,444)	—
Net increase (decrease) in net assets derived from net change in capital share transactions	52,201,023	74,957,479	22,786,387
Net Increase (Decrease) in Net Assets	67,687,173	86,077,778	23,291,443

Net Assets:
Beginning of period	86,077,778	—	—
End of period	$153,764,951	$86,077,778	$23,291,443

Changes in Shares Outstanding:
Shares outstanding, beginning of period	3,000,000	—	—
Shares sold	3,500,000	3,450,000	900,000
Shares repurchased	(1,730,000)	(450,000)	—
Shares outstanding, end of period	4,770,000	3,000,000	900,000

(1) The Fund commenced operations on July 31, 2023.
(2) The Fund commenced operations on September 30, 2024.
The accompanying notes are an integral part of these financial statements.

3

ASTORIA ETFs

FINANCIAL HIGHLIGHTS

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (000's)	Net Expenses(3)(4)	Net Investment Income (Loss)(3)	Portfolio Turnover Rate(5)
Astoria US Equal Weight Quality Kings ETF
For the Period Ended November 30, 2024 (Unaudited)	$28.69	0.19	3.53	3.72	(0.17)	(0.17)	$32.24	12.97%	$153,765	0.49%	1.23%	37%
For the Period July 31, 2023(6) to May 31, 2024	$25.11	0.35	3.51	3.86	(0.28)	(0.28)	$28.69	15.49%	$86,078	0.49%	1.61%	23%

Astoria US Quality Growth Kings ETF
For the Period September 30, 2024(6) to November 30, 2024 (Unaudited)	$25.24	0.03	0.61	0.64	—	—	$25.88	2.53%	$23,291	0.35%	0.60%	41%

(1) Net investment income per share represents net investment income divided by the daily average shares of beneficial interest outstanding throughout the period.
(2) All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes. Total return for a period of less than one year is not annualized.
(3) For periods of less than one year, these ratios are annualized.
(4) Net expenses include effects of any reimbursement or recoupment.
(5) For periods of less than one year, portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes the impact of in-kind transactions.
(6) Commencement of operations.

The accompanying notes are an integral part of these financial statements.

4

ASTORIA ETFs

NOTES TO THE FINANCIAL STATEMENTS
November 30, 2024 (Unaudited)

NOTE 1 – ORGANIZATION

Astoria US Equal Weight Quality Kings ETF (“ROE”) and Astoria US Quality Growth Kings ETF (“GQQQ”) (each, a “Fund”, or collectively, the “Funds”) are each a series of the EA Series Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). Each Fund is considered diversified under the 1940 Act. Each Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services-Investment Companies.

Ticker	Commencement of Operations	Creation Unit Size	Listing Exchange
ROE	July 31, 2023	10,000	The Nasdaq Stock Market LLC
GQQQ	September 30, 2024	10,000	The Nasdaq Stock Market LLC

Market prices for the shares may be different from their net asset value (“NAV”). Each Fund issues and redeems shares on a continuous basis at NAV only in blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is a participant of a clearing agency registered with the SEC, which has a written agreement with the Trust or one of its service providers that allows the authorized participant to place orders for the purchase and redemption of creation units. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. Certain transactions consisting all or partially of cash may also be subject to a variable charge, which is payable to the relevant Fund, of up to 2.00% of the value of the order in addition to the transaction fee. A Fund may determine to waive the variable charge on certain orders when such waiver is determined to be in the best interests of Fund shareholders. Transaction fees received by a Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.

The end of the reporting period for each Fund is November 30, 2024, and the period covered by these Notes to Financial Statements is from June 1, 2024 to November 30, 2024 for ROE and September 30, 2024 to November 30, 2024 for GQQQ (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset

5

ASTORIA ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
November 30, 2024 (Unaudited)

value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Fair values for long-term debt securities, including asset-backed securities (“ABS”), collateralized loan obligations (“CLO”), collateralized mortgage obligations (“CMO”), corporate obligations, whole loans, and mortgage-backed securities (“MBS”) are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, MBS and ABS may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Reverse repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of each Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of current fiscal period, the Funds did not hold any securities that required fair valuation due to unobservable inputs.

As described above, the Funds may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

6

ASTORIA ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
November 30, 2024 (Unaudited)

The following is a summary of the fair value classification of the Funds’ investments as of current fiscal period:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
ROE
Assets
Common Stocks	$150,102,360	$—	$—	$150,102,360
Real Estate Investment Trusts	3,084,344	—	—	3,084,344
Money Market Funds	475,886	—	—	475,886
Total Investments in Securities	$153,662,590	$—	$—	$153,662,590

GQQQ
Assets
Common Stocks	$23,127,770	$—	$—	$23,127,770
Real Estate Investment Trusts	112,180	—	—	112,180
Money Market Funds	116,318	—	—	116,318
Total Investments in Securities	$23,356,268	$—	$—	$23,356,268

Refer to the Schedules of Investments for additional information.

During the current fiscal period, the Funds did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

B.Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. That portion of gains (losses) attributable to the changes in market prices and the portion of gains (losses) attributable to changes in foreign exchange rates are included on the “Statement of Operations” under “Net realized gain (loss) – Foreign currency.”

Each Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal year-end, resulting from changes in exchange rates.

C.Federal Income Taxes. The Funds’ policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Each Fund plans to file U.S. Federal and various state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal

7

ASTORIA ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
November 30, 2024 (Unaudited)

income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.

D.Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

Distributions received from a Funds’ investments in REITs and MLPs may be characterized as ordinary income, net capital gain, or return of capital. The proper characterization of such distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of their income and distributions for financial statement purposes. Such estimates are based on historical information available from each MLP and other industry sources. The actual character of distributions to each Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of such investments, a portion of the distributions received by each Fund’s shareholders may represent a return of capital.

Distributions to shareholders from net investment income for each Fund are declared and paid on a quarterly basis and distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date. Each Fund may distribute more frequently, if necessary, for tax purposes.

E.Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

F.Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for each Fund is equal to the Fund’s net asset value per share.

G.Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. As of the date of this Report, no claim has been made for indemnification pursuant to any such agreement of the Funds.

H.Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. In addition, the Funds realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings to paid-in capital. For the fiscal period ended May 31, 2024, the following table shows the reclassifications made:

	Distributable Earnings	Paid-in Capital
ROE	$(3,255,599)	$3,255,599

GQQQ commenced operations on September 30, 2024; therefore, no reclassifications have been made yet.

8

ASTORIA ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
November 30, 2024 (Unaudited)

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

Empowered Funds, LLC dba EA Advisers (the “Adviser”) serves as the investment adviser to the Funds. Pursuant to investment advisory agreements (the “Advisory Agreements”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreements, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Funds except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses. The table below represents the annual rate based on average daily net assets that each Fund pays the Adviser monthly:

ROE	0.49%
GQQQ	0.35%

Astoria Portfolio Advisors, LLC (the “Sub-Adviser”) serves as a non-discretionary investment sub-adviser to the Funds. Pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, the Adviser and the Sub-Adviser, the Sub-Adviser is responsible for determining the investment exposures for the Funds, subject to the overall supervision and oversight of the Adviser and the Board.

At a Board meeting held on September 5-6, 2024, the Board of Trustees of the Trust (the “Trustees”), including each Trustee who is not an “interested person” of the Trust, as defined in the 1940 Act, approved the Advisory and Sub-Advisory Agreements for GQQQ.

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Fund’s Custodian.

The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Fund.

NOTE 4 – SECURITIES LENDING

Each Fund may lend up to 33 1/3% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Funds receive compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss on the value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

The securities lending agreement provides that, in the event of a borrower’s material default, the Securities Lending Agent shall take all actions the Securities Lending Agent deems appropriate to liquidate the collateral, purchase replacement

9

ASTORIA ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
November 30, 2024 (Unaudited)

securities at the Securities Lending Agent’s expense, or pay the Fund an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreement between the Fund and the Securities Lending Agent.

During the current fiscal period, the Funds had not loaned securities and received cash collateral for the loans. The cash collateral would have been invested by the Securities Lending Agent in accordance with the Trust approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent.

As of the end of the current fiscal period, the Funds did not have any securities on loan.

The interest income earned by the Fund on the investment of cash collateral received from borrowers for the securities loaned to them (“Securities Lending Income, Net”) would have been reflected in the Fund’s Statement of Operations. There were no net securities lending income earned on collateral investments and recognized by the Funds during the current fiscal period.

Due to the absence of a master netting agreement related to the Funds’ participation in securities lending, no additional offsetting disclosures have been made on behalf of the Funds for the total borrowings listed above.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the current fiscal period, purchases and sales of securities for the Fund, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
ROE	$78,507,718	$47,871,949
GQQQ	$5,172,852	$4,732,450

For the current fiscal period, in-kind transactions associated with creations and redemptions were as follows:

	Purchases	Sales
ROE	$74,272,689	$52,648,207
GQQQ	$22,309,679	$—

For the current fiscal period, short-term and long-term gains on in-kind transactions were as follows:

	Short-Term	Long-Term
ROE	$7,605,219	$4,313,749
GQQQ	$—	$—

There were no purchases or sales of U.S. Government securities during the fiscal period.

10

ASTORIA ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
November 30, 2024 (Unaudited)

NOTE 6 – TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes at May 31, 2024, for ROE were as follows:

Tax cost of Investments	$76,575,322
Gross tax unrealized appreciation	11,766,795
Gross tax unrealized depreciation	(2,360,195)
Net tax unrealized appreciation (depreciation)	$9,406,600
Undistributed ordinary income	170,852
Undistributed long-term gain	—
Total distributable earnings	170,852
Other accumulated gain (loss)	(1,712,752)
Total accumulated gain (loss)	$7,864,700

Under tax law, certain capital and foreign currency losses realized after October 31st and within the taxable year are deemed to arise on the first business day of ROE’s next taxable year.

For the fiscal period ended May 31, 2024, ROE did not defer any post-October capital or late-year losses.

At May 31, 2024, ROE had the following capital loss carryforwards that do not expire:

Unlimited Short-Term	Unlimited Long-Term
$(1,712,752)	$—

As of May 31, 2024, GQQQ had not yet commenced operations.

NOTE 7 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by each Fund during the current fiscal period and the fiscal period ended May 31, 2024, were as follows:

	Fiscal Period Ended November 30, 2024	Fiscal Period Ended May 31, 2024
	Ordinary Income	Ordinary Income
ROE	$727,218	$738,974
GQQQ	$—	N/A

NOTE 8 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no transactions that occurred during the period subsequent to the current fiscal period that materially impacted the amounts or disclosures in the Funds’ financial statements.

11

ASTORIA ETFs
FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal year ended May 31, 2024, certain dividends paid by a Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income for ROE was 100.00%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended May 31, 2024, for ROE was 100.00%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under the Internal Revenue Section 871(k)(2)(C) for ROE was 0.00%.

As of May 31, 2024, GQQQ had not yet commenced operations.

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Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment
Companies.

There were no matters concerning changes in and disagreements with Accountants on accounting and financial disclosures required by Item 304 of Regulation S-K.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted during the period covered by the report to a vote of shareholders.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management
Investment Companies

Not applicable. The Independent Trustees are paid by the Adviser out of the advisory fee. See Note 4 to the Financial Statements under Item 7.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts.
Astoria U.S. Quality Growth Kings ETF (GQQQ)
The Board (the members of which are referred to as “Trustees”) of the EA Series Trust (the “Trust”) met in-person on September 5-6, 2024 to consider the approval of the Advisory Agreement between the Trust, on behalf of the Astoria U.S. Quality Growth Kings ETF (the “Fund”), and Empowered Funds, LLC dba EA Advisers (the “Adviser”), as well as to consider the approval of the Sub-Advisory Agreement between the Adviser and Astoria Portfolio Advisors, LLC (the “Sub-Adviser”), each for an initial two-year term. In accordance with Section 15(c) of the 1940 Act, the Board requested, reviewed and considered materials furnished by the Adviser and Sub-Adviser relevant to the Board’s consideration of whether to approve the Advisory Agreement and Sub-Advisory Agreement. In connection with considering the approval of both the Advisory Agreement and Sub-Advisory Agreement, the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), met in executive session with counsel to the Trust, who provided assistance and advice. In reaching the decision to approve both the Advisory Agreement and Sub-Advisory Agreement, the Board considered and reviewed information provided by the Adviser and Sub-Adviser, including among other things information about their respective personnel, operations, financial condition, and compliance and risk management. The Board also reviewed the proposed Advisory Agreement and Sub-Advisory Agreement. During its review and consideration, the Board focused on and reviewed the factors it deemed relevant, including:
Nature, Quality, and Extent of Services. The Board was presented with and considered information concerning the nature, quality, and extent of the overall services expected to be provided by the Adviser to the Fund. In this connection, the Board considered the responsibilities of the Adviser, recognizing that the Adviser had invested significant time and effort in structuring the Trust and the Fund, and arranging service providers for the Fund. In addition, the Board considered that the Adviser is responsible for providing investment advisory oversight services to the Fund, executing all Fund transactions, monitoring compliance with the Fund’s objectives, policies and restrictions, and carrying out directives of the Board. The Board also considered the services expected to be provided by the Adviser in the oversight of the Trust’s administrator, transfer agent and custodian. In addition, the Board evaluated the integrity of each of the Adviser’s and the Sub-Adviser’s personnel, the experience of the portfolio manager in managing assets and the adequacy of each of the Adviser’s and the Sub-Adviser’s resources to perform the services provided under the Advisory Agreement and Sub-Advisory Agreement. The Board also considered the Adviser’s ongoing oversight responsibilities vis-à-vis the Sub-Adviser.
Performance. Performance information was not available for the Fund as it had not yet commenced investment operations.
Comparative Fees and Expenses. In considering the advisory fees and sub-advisory fees, the Board reviewed and considered the fees in light of the nature, quality and extent of the services expected to be provided by the Adviser and the Sub-Adviser, respectively. With respect to the advisory fees and expense ratio for the Fund, the Board also considered the fees and expense ratio versus the fees and expenses charged to other comparable ETFs. The Board also considered the allocation of fees between the Adviser and the Sub-Adviser.
The Board compared the Fund’s gross total expense ratio, net total expense ratio, and management fee to those of its respective peers, as shown in the third-party report.

Astoria US Quality Growth Kings ETF (GQQQ) – The Fund’s gross total expense ratio (0.35%) was lower than the peer group average (0.53%); the Fund’s net total expense ratio (0.35%) was lower than the peer group average (0.47%); and the Fund’s management fee (0.35%) was lower than the peer group average (0.40%).
The Board considered that the Fund’s fee arrangement in which the Adviser is responsible for paying most of the Fund’s operating expenses out of its resources, noting that comparisons with the Fund’s overall expense ratio may be more relevant than comparisons to management fees only. The Board noted that the Fund’s peer group included both actively managed and passively managed funds. It was noted that the Fund is actively managed and, in general, the Fund’s net expense ratio compared favorably to its actively managed peers. They stated that such a comparison demonstrates the Fund’s overall cost structure is within the range of expense ratios of its respective peers.
The Board considered, among other information, the data provided in a third-party report comparing the Fund’s proposed fees to those of other ETFs that the third-party deemed to be comparable to the Fund. Fee information was provided in quartiles, ranging from quartile one (the least expensive) to quartile four (the most expensive). This data included a comparison of the Fund’s anticipated expense ratio against its peers. The Fund’s total expense ratio (for both gross and net) and management fee were in the following quartiles:

Fund	Total Expense Ratio	Net Expense Ratio	Management Fee Only
GQQQ	Quartile 2	Quartile 2	Quartile 2
With respect to the sub-advisory fee, the Board noted that it was payable solely out of the unitary management fee payable to the Adviser. The Board considered the representations from the Adviser and the Sub-Adviser that neither firm manages any other accounts that follow a similar strategy as the Fund. The Board was agreeable to the fee levels.
Costs and Profitability. The Board further considered information regarding the potential profits, if any, that may be realized by each of the Adviser and the Sub-Adviser in connection with providing their respective services to the Fund. The Board reviewed estimated profit and loss information provided by each of the Adviser and the Sub-Adviser with respect to the Fund and estimated data regarding the proposed advisory and sub-advisory fees. The Board also reviewed the costs associated with the personnel, systems and equipment necessary to manage the Fund and to meet the regulatory and compliance requirements adopted by the SEC and other regulatory bodies. The Board also considered other expenses of the Fund that the Adviser would pay in accordance with the Advisory Agreement. The Board took into consideration that, pursuant to the Advisory Agreement, the Adviser agreed to pay all expenses incurred by the Fund except for the fees paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), the fees and expenses associated with the Fund’s securities lending program, litigation expenses and other non-routine or extraordinary expenses. The Board also considered the respective financial obligations of the Adviser, as well as the Sub-Adviser, who serves as the sponsor of the Fund. The Board also considered the Fund’s projected asset totals over the first year of operations, noting that based on the projected asset totals the Adviser and Sub-Adviser will not be profitable as it relates to the advisory fee arrangements. The Board discussed the financial condition of the Sub-Adviser, noting that the Sub-Adviser has sufficient capital to maintain its commitment to the Fund.
Other Benefits. The Board further considered the extent to which the Adviser or the Sub-Adviser might derive ancillary benefits from the Fund’s operations. For example, the Adviser may engage in soft dollar transactions in the future, although it did not currently plan to do so. In addition, the Adviser may benefit from continued growth in the Trust by potentially negotiating better fee arrangements with key vendors serving the Fund and other series in the Trust.
Economies of Scale. The Board also considered whether economies of scale would be realized by the Fund as its assets grow larger, including the extent to which this is reflected in the level of fees to be charged. The Board also noted that the proposed advisory and sub-advisory fees do not include breakpoints but concluded that it was premature to meaningfully evaluate potential economies of scale given that the Fund is new.
Conclusion. No single factor was determinative of the Board’s decision to approve the Advisory Agreement and Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Advisory Agreement and Sub-Advisory Agreement, including the compensation payable under each Agreement, were fair and reasonable to the Fund. The Board, including the Independent Trustees, unanimously determined that the approval of each of the Advisory Agreement and the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.
(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EA Series Trust

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	February 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	February 5, 2025

By (Signature and Title)	/s/ Sean R. Hegarty, CPA
Sean R. Hegarty, CPA, Treasurer (principal financial officer)

Date:	February 5, 2025